Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Numerator:
Net loss attributable to Stratasys Ltd.	$ (679)	$ (10,157)	$ (17,271)	$ (30,001)
Adjustment of redeemable non-controlling interest to redemption amount			(935)
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (679)	$ (10,157)	$ (18,206)	$ (30,001)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	53,769	53,012	53,716	52,827
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.01)	$ (0.19)	$ (0.34)	$ (0.57)
Diluted	$ (0.01)	$ (0.19)	$ (0.34)	$ (0.57)